Loans Receivable And Allowance For Credit Losses (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of potential loan purchases reviewed for compliance with internal underwriting standards, minimum	25.00%
Loan-to-value ratio for securing multi-family and commercial real estate loans, maximum	80.00%
Performing regulatory nonaccrual TDRs	$ 11,200,000
Loans with unpaid principal amounts on nonaccrual status	31,800,000	26,500,000
ACL	11,100,000	15,465,000	14,892,000
Commercial real estate and business loans originated, participated and refinanced	14,000,000	892,000	13,100,000
Maximum disbursement of real estate loans to one borrower, as a percentage of unimpaired capital of the borrower	15.00%
Lower range for maximum disbursement or real estate loans to one borrower, amount	500,000
Maximum loan disbursement to Executive Officers as percentage of Stockholder's Equity	5.00%	5.00%
Net gain on sale of LHFS	248,000	298,000	1,800,000
Serviced loans for others, aggregated amount	349,700,000	526,300,000
Escrow balances on loans serviced for others	5,500,000	7,500,000
Regulatory Nonaccrual TDRs, Originated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Regulatory nonaccrual TDRs	10,000,000
Regulatory Nonaccrual TDRs, Purchased [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Regulatory nonaccrual TDRs	2,400,000
SVAs Charged-off in prior period due to loan charge-off policy change [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
ACL	$ 3,500,000